Operations By Segment And Geographic Areas And Identifiable Assets (Operations By Geographic Areas) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 470.7	$ 455.4	$ 404.0	$ 378.1	$ 369.5	$ 363.4	$ 347.3	$ 335.7	$ 1,708.1	$ 1,415.9	$ 1,223.4
U.S. exports included in net sales above									220.6	207.5	211.3
Total Identifiable Assets	1,711.3				1,133.8				1,711.3	1,133.8	1,150.0
Equity in net assets of and advances to associated companies	1.7								1.7
Total Assets	3,922.1				3,536.7				3,922.1	3,536.7	3,673.9
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									795.0	686.2	557.9
Total Identifiable Assets	1,052.1				841.7				1,052.1	841.7	926.4
Other Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									188.5	180.6	152.8
U.S. exports included in net sales above									83.0	82.8	68.0
Total Identifiable Assets	121.9				135.6				121.9	135.6	134.1
Asia / Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									212.3	188.8	193.4
U.S. exports included in net sales above									33.7	40.7	68.4
Total Identifiable Assets	119.2				87.3				119.2	87.3	33.7
Europe, Middle East And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									512.3	360.3	319.3
U.S. exports included in net sales above									103.9	84.0	74.9
Total Identifiable Assets	418.1				69.2				418.1	69.2	55.8
Corporate Unallocated [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 2,209.1				$ 2,402.9				$ 2,209.1	$ 2,402.9	$ 2,523.9